Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2013
Registrant Name	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Central Index Key	0000736913
Amendment Flag	false
Document Creation Date	May 06, 2014
Document Effective Date	May 06, 2014
Prospectus Date	May 01, 2014